DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

LINES OF CREDIT

At December 31, 2014, Sempra Energy Consolidated had an aggregate of $4.1 billion in three primary committed lines of credit for Sempra Energy, Sempra Global and the California Utilities to provide liquidity and to support commercial paper, the major components of which we detail below. Available unused credit on these lines at December 31, 2014 was $2.4 billion. Some of Sempra Energy’s subsidiaries, primarily our foreign operations, have additional general purpose credit facilities, aggregating $865 million at December 31, 2014. Available unused credit on these lines totaled $536 million at December 31, 2014.

Sempra Energy

Sempra Energy has a $1.067 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share.

Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy’s credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2014 and 2013, Sempra Energy was in compliance with this and all other financial covenants under the credit facility. The facility also provides for issuance of up to $635 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2014, Sempra Energy had no outstanding borrowings or letters of credit supported by the facility.

Sempra Global

Sempra Global has a $2.189 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 25 lenders. No single lender has greater than a 7-percent share.

Sempra Energy guarantees Sempra Global’s obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy’s credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2014 and 2013, Sempra Energy was in compliance with this and all other financial covenants under the credit facility.

At December 31, 2014, Sempra Global had $1.3 billion of commercial paper outstanding supported by the facility. At December 31, 2013, Sempra Global had $200 million of commercial paper outstanding classified as long-term debt based on management’s intent and ability to maintain this level of borrowing on a long-term basis either supported by this credit facility or by issuing long-term debt. This classification has no impact on cash flows.

California Utilities

SDG&E and SoCalGas have a combined $877 million, five-year syndicated revolving credit agreement expiring in March 2017. JPMorgan Chase Bank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to $658 million, subject to a combined limit of $877 million for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $300 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit.

Borrowings under the facility bear interest at benchmark rates plus a margin that varies with market index rates and the borrowing utility’s credit ratings. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2014 and 2013, the California Utilities were in compliance with this and all other financial covenants under the credit facility.

Each utility’s obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2014, SDG&E and SoCalGas had $346 million and $50 million of commercial paper outstanding supported by the facility. Available unused credit on the line at December 31, 2014 was $312 million and $481 million at SDG&E and SoCalGas, respectively. SoCalGas’ availability reflects the impact of SDG&E’s use as of December 31, 2014 of the combined credit available on the line.

Sempra Mexico

In June 2014, IEnova entered into an agreement for a $200 million, U.S. dollar-denominated, three-year corporate revolving credit facility to finance working capital and for general corporate purposes. The lender is Banco Santander, (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander Mexico. At December 31, 2014, IEnova had $145 million of outstanding borrowings supported by the facility, and available unused credit on the line was $55 million.

In August 2014, IEnova entered into an agreement for a $100 million, U.S. dollar-denominated, three-year corporate revolving credit facility to finance working capital and for general corporate purposes. The lender is Sumitomo Mitsui Banking Corporation. At December 31, 2014, IEnova had $51 million of outstanding borrowings supported by the facility, and available unused credit on the line was $49 million.

GUARANTEES

Sempra Renewables

Sempra Renewables and BP Wind Energy each currently hold 50-percent interests in Flat Ridge 2. The project obtained construction financing in December 2012, and proceeds from the loans were used to return $148 million of each owner’s joint venture investment in 2012. In March 2013, the construction financing was converted into permanent financing consisting of a term loan and a fixed-rate note. The term loan of $242 million expires in June 2023 and the fixed rate note of $110 million expires in June 2035. The financing agreement requires Sempra Renewables and BP Wind Energy, severally for each partner’s 50-percent interest, to return cash to the project in the event that the project does not meet certain cash flow criteria or in the event that the project’s debt service, operation and maintenance and firm transmission and production tax credits reserve accounts are not maintained at specific thresholds. Sempra Renewables recorded a liability of $3 million in 2013 for the fair value of its obligations associated with the cash flow requirements, which constitutes a guarantee. The liability is being amortized over its expected life. The outstanding loans are not guaranteed by the partners.

Sempra Renewables and BP Wind Energy each currently hold 50-percent interests in Mehoopany Wind. The project obtained construction financing in June 2012, and proceeds from the loans were used to return $13 million and $17 million of each owner’s joint venture investment in 2013 and 2012, respectively. In May 2013, the construction financing was converted into permanent financing consisting of a term loan. The term loan of $162 million expires in May 2031. The financing agreement requires Sempra Renewables and BP Wind Energy, severally for each partner’s 50-percent interest, to return cash to the project in the event that the project does not meet certain cash flow criteria or in the event that the project’s debt service, operation and maintenance and production tax credits reserve accounts are not maintained at specific thresholds. Additionally, in conjunction with the term loan conversion, Sempra Renewables and BP Wind Energy have provided guarantees to the lenders in lieu of Mehoopany Wind funding a reserve account requirement. Sempra Renewables recorded liabilities of $11 million in 2013 for the fair value of its obligations associated with the cash flow and reserve account requirements, which constitute guarantees. The liabilities are being amortized over their expected lives. The outstanding loans are not guaranteed by the partners.

Sempra Natural Gas

Sempra Energy entered into completion guarantees related to the financing of the Cameron LNG project, as we discuss in Note 4.

WEIGHTED AVERAGE INTEREST RATES

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy Consolidated were 0.70 percent and 0.64 percent at December 31, 2014 and 2013, respectively. The weighted average interest rate on the total short-term debt outstanding was 0.27 percent and 0.25 percent at December 31, 2014 at SDG&E and SoCalGas, respectively. The weighted average interest rate at Sempra Energy at December 31, 2013 includes interest rates for the $200 million of commercial paper borrowings supported by the Sempra Global credit facility classified as long-term, as we discuss above.

LONG-TERM DEBT

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2014	2013
SDG&E
First mortgage bonds:
5.3% November 15, 2015	$250	$250
1.65% July 1, 2018(1)	161	161
3% August 15, 2021	350	350
3.6% September 1, 2023	450	450
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	250
	3,912	3,912
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	―	15
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)	325	335
366-day commercial paper borrowings May 2015, classified as long-term debt
(0.40% weighted average at December 31, 2014)	100	―
Capital lease obligations:
Purchased-power agreements	233	176
Other	1	3
	783	653
	4,695	4,565
Current portion of long-term debt	(365)	(29)
Unamortized discount on long-term debt	(11)	(11)
Total SDG&E	4,319	4,525

SoCalGas
First mortgage bonds:
5.5% March 15, 2014	―	250
5.45% April 15, 2018	250	250
3.15% September 15, 2024	500	―
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	350
4.45% March 15, 2044	250	―
	1,900	1,400
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	1	2
	14	15
	1,914	1,415
Current portion of long-term debt	―	(252)
Unamortized discount on long-term debt	(8)	(4)
Total SoCalGas	1,906	1,159

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2014	2013
Sempra Energy
Other long-term debt (unsecured):
2% Notes March 15, 2014	―	500
Notes at variable rates (1.01% at December 31, 2013) March 15, 2014	―	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.44% at December 31, 2014)	750	750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	―	12
Build-to-suit lease(2)	75	14
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.35% weighted average at December 31, 2013)	―	200
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
4.25% Series B Bonds October 30, 2030(1)	192	209
Luz del Sur
Bank loans 5.05% to 6.41% payable 2016 through December 2018	91	70
Notes at 4.75% to 7.41% payable 2014 through September 2029	345	292
Other bonds at 3.77% to 4.59% payable 2020 through May 2022	10	―
Sempra Mexico
Other long-term debt (unsecured):
Notes February 8, 2018 at variable rates (2.66% after floating-to-fixed rate cross-currency
swaps effective February 2013)	88	100
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	265	298
Notes at variable rates (1.28% at December 31, 2014) August 25, 2017(1)(3)	51	―
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2014 through December 2028, including $74 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.74% at December 31, 2014)(1)	97	104
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2016(1)	19	18
8.45% Notes payable 2014 through December 2017, secured	16	21
3.1% Notes December 30, 2018, secured(1)	5	5
4.5% Notes July 1, 2024, secured(1)	77	77
Industrial development bonds at variable rates (0.05% at December 31, 2014)
August 1, 2037, secured(1)	55	55
	6,048	6,437
Current portion of long-term debt	(104)	(866)
Unamortized discount on long-term debt	(9)	(9)
Unamortized premium on long-term debt	7	7
Total other Sempra Energy	5,942	5,569
Total Sempra Energy Consolidated	$12,167	$11,253
(1)	Callable long-term debt not subject to make-whole provisions.
(2)	We discuss this lease in Note 15.
(3)	Classified as current portion of long-term debt.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2015	$360	$	―	$96	$456
2016	10		8	845	863
2017	10		―	670	680
2018	171		250	638	1,059
2019	285		―	537	822
Thereafter	3,625		1,655	3,187	8,467
Total	$4,461		$1,913	$5,973	$12,347
(1)	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.

Various long-term obligations totaling $5.9 billion at Sempra Energy at December 31, 2014 are unsecured. This includes unsecured long-term obligations totaling $224 million at SDG&E and $13 million at SoCalGas.

CALLABLE LONG-TERM DEBT

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt is callable subject to premiums:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
Not subject to make-whole provisions	$686	$8	$496	$1,190
Subject to make-whole provisions	3,350	1,900	4,678	9,928

In addition, the OMEC LLC project financing loan discussed in Note 1, with $325 million of outstanding borrowings at December 31, 2014, may be prepaid at the borrowers’ option.

FIRST MORTGAGE BONDS

The California Utilities issue first mortgage bonds secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds upon compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $4.3 billion of first mortgage bonds at SDG&E and $0.9 billion at SoCalGas at December 31, 2014.

In September 2014, SoCalGas publicly offered and sold $500 million of 3.15-percent first mortgage bonds maturing in 2024. SoCalGas used the proceeds from this offering for the repayment of commercial paper and other general corporate purposes.

In March 2014, SoCalGas publicly offered and sold $250 million of 4.45-percent first mortgage bonds maturing in 2044. SoCalGas used the proceeds from this offering for the repayment of its 5.5-percent first mortgage bonds that matured in March 2014.

INDUSTRIAL DEVELOPMENT BONDS

Sempra Natural Gas

To secure an approved exemption from sales and use tax, Sempra Natural Gas has incurred through December 31, 2014, $257 million ($3 million in 2013, $53 million in 2012, $84 million in 2011, $42 million in 2010 and $75 million in 2009) out of a maximum available $265 million of long-term debt related to the construction and equipping of its Mississippi Hub natural gas storage facility. After a redemption of $180 million in December 2011, the debt balance remaining at December 31, 2014 is $77 million. The debt is payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable have interest rates of 4.5 percent and are due on July 1, 2024.

OTHER LONG-TERM DEBT

Sempra Energy

In June 2014, Sempra Energy publicly offered and sold $500 million of 3.55-percent, fixed rate notes maturing in 2024. Sempra Energy used the proceeds from this offering for the repayment of commercial paper.

SDG&E

In the second quarter of 2014, SDG&E issued $100 million of commercial paper maturing in May 2015, that is supported by the California Utilities’ credit facility discussed above and has a weighted average interest rate of 0.40 percent at December 31, 2014.

Sempra South American Utilities

Luz del Sur has outstanding corporate bonds and bank loans which are denominated in the local currency. During 2014, Luz del Sur publicly offered and sold $30 million of corporate bonds at 7.41 percent maturing in 2022, $50 million of corporate bonds at 6.69 percent maturing in 2024 and $50 million of corporate bonds at 6.88 percent maturing in 2029. Additionally, Luz del Sur drew bank loans in 2014 as follows:

2014 BANK LOAN DRAWS – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month issued	issuance	Interest rate	Maturity date
March	$7	5.10%	June 22, 2015
March	14	5.35%	September 24, 2015
October	31	5.05%	July 15, 2016
October	36	6.00%	December 27, 2016

Sempra Mexico

In June 2014, Energía Sierra Juárez entered into a $240 million loan to project finance the construction of the wind project. The variable rate loan is secured by the project and will convert to an 18-year term loan upon completion of the first phase of the project. To partially moderate its exposure to interest rate changes associated with the term loan, Energía Sierra Juárez entered into floating-to-fixed interest rate swaps for 90 percent of the loan amount, which will result in an effective fixed rate of 6.1 percent. The swap is effective on the conversion to a term loan. The remaining 10 percent of principal bears interest at rates varying with market rates (0.16 percent at December 31, 2014). The loan agreement also provides for a $31.7 million letter of credit facility. Energía Sierra Juárez also entered into a separate, Peso-denominated credit facility for up to $35 million U.S. dollar equivalent to fund the value added tax of the project. On June 12, 2014, Energía Sierra Juárez drew down $82 million of the construction loan. On July 16, 2014, this $82 million of long-term debt and the related swaps were deconsolidated upon the sale of a 50-percent interest in Energía Sierra Juárez, as we discuss in Note 3.

Sempra Renewables

On October 30, 2014, Sempra Renewables completed a private offering of an aggregate of $72 million in principal amount of 4.82-percent fixed rate notes maturing in 2039. Proceeds from this offering were used to finance its Broken Bow 2 Wind project. On November 5, 2014, this $72 million of long-term debt was deconsolidated upon the sale of a 50-percent interest in Broken Bow 2 Wind to ConEdison Development, which we discuss in Note 3.

On March 6, 2014, Sempra Renewables entered into a $356 million construction loan to finance its Copper Mountain Solar 3 project. The loan is secured by the project and will convert to a 10-year term loan upon completion of the project. To partially moderate its exposure to interest rate changes, Copper Mountain Solar 3 entered into floating-to-fixed interest rate swaps for 75 percent of the loan amount, resulting in an effective fixed rate of 5.35 percent. The remaining 25 percent bears interest at rates varying with market rates (0.16 percent at December 31, 2014). In connection with the loan agreement, Copper Mountain Solar 3 may also utilize up to $72 million under a letter of credit facility, which may be used to meet project collateral requirements and debt service reserve requirements. On March 6, 2014, Copper Mountain Solar 3 drew down $97 million from the loan. On March 13, 2014, this $97 million of long-term debt and the related swaps were deconsolidated upon the sale of a 50-percent interest in Copper Mountain Solar 3, as we discuss in Note 3.

INTEREST RATE SWAPS

We discuss our fair value interest rate swaps and interest rate swaps to hedge cash flows in Note 9.